Investment Portfolioas of December 31, 2025 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 97.3%
Communication Services 4.6%
Diversified Telecommunication Services 3.1%
IDT Corp. "B"	359,235	18,396,425
Liberty Latin America Ltd. "C"*	2,000,000	14,920,000
		33,316,425
Interactive Media & Services 1.3%
Match Group, Inc.	450,000	14,530,500
Media 0.2%
Thryv Holdings, Inc.* (a)	330,527	1,999,688
Consumer Discretionary 6.9%
Diversified Consumer Services 3.2%
Grand Canyon Education, Inc.*	50,000	8,315,500
Stride, Inc.*	400,000	25,972,000
		34,287,500
Hotels, Restaurants & Leisure 0.9%
Brightstar Lottery PLC	600,000	9,288,000
Household Durables 1.7%
Installed Building Products, Inc.	55,000	14,266,450
Meritage Homes Corp.	60,000	3,948,000
		18,214,450
Leisure Products 0.7%
Peloton Interactive, Inc. "A"*	1,200,000	7,392,000
Specialty Retail 0.4%
Camping World Holdings, Inc. "A"	100,000	973,000
Group 1 Automotive, Inc.	10,000	3,933,000
		4,906,000
Consumer Staples 5.4%
Consumer Staples Distribution & Retail 0.9%
Sprouts Farmers Market, Inc.*	120,000	9,560,400
Food Products 4.5%
Cal-Maine Foods, Inc.	100,000	7,957,000
John B. Sanfilippo & Son, Inc.	250,000	17,650,000
Marzetti Co.	57,153	9,397,096
Post Holdings, Inc.*	135,000	13,371,750
		48,375,846

Energy 6.4%
Energy Equipment & Services 1.3%
Liberty Energy, Inc.	350,000	6,461,000
Noble Corp. PLC (a)	260,000	7,342,400
		13,803,400
Oil, Gas & Consumable Fuels 5.1%
Antero Resources Corp.*	250,000	8,615,000
California Resources Corp.	250,000	11,177,500
Core Natural Resources, Inc.	100,000	8,851,000
Crescent Energy Co. "A"	1,070,000	8,977,300
Northern Oil and Gas, Inc. (a)	225,000	4,830,750
Peabody Energy Corp.	400,000	11,880,000
		54,331,550
Financials 16.7%
Banks 8.3%
Cadence Bank	101,606	4,352,801
First BanCorp.	475,000	9,846,750
OFG Bancorp.	340,000	13,933,200
Pathward Financial, Inc. (a)	125,000	8,875,000
The Bancorp, Inc.*	750,000	50,640,000
UMB Financial Corp.	16,710	1,922,318
		89,570,069
Capital Markets 0.6%
Moelis & Co. "A"	100,000	6,874,000
Financial Services 5.8%
Cantaloupe, Inc.*	1,800,000	19,116,000
Essent Group Ltd.	351,645	22,860,442
Shift4 Payments, Inc. "A"* (a)	250,000	15,742,500
Walker & Dunlop, Inc.	75,000	4,511,250
		62,230,192
Insurance 2.0%
Selective Insurance Group, Inc.	250,000	20,917,500
Health Care 19.0%
Health Care Equipment & Supplies 2.1%
Butterfly Network, Inc.*	1,000,000	3,800,000
ClearPoint Neuro, Inc.* (a)	121,531	1,662,544
Establishment Labs Holdings, Inc.* (a)	100,000	7,288,000
Lantheus Holdings, Inc.*	150,000	9,982,500
		22,733,044
Health Care Providers & Services 7.8%
Brookdale Senior Living, Inc.*	1,200,000	12,948,000
Molina Healthcare, Inc.*	75,000	13,015,500
Option Care Health, Inc.*	466,246	14,854,598
RadNet, Inc.*	250,000	17,837,500
Talkspace, Inc.*	7,000,000	25,410,000
		84,065,598
Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc.*	30,000	5,984,400
Pharmaceuticals 8.5%
ANI Pharmaceuticals, Inc.*	80,000	6,315,200

Avadel Pharmaceuticals PLC*	568,880	12,259,364
Axsome Therapeutics, Inc.*	60,000	10,958,400
Ligand Pharmaceuticals, Inc.*	260,000	49,158,200
Nektar Therapeutics*	90,000	3,805,200
Pacira BioSciences, Inc.*	349,906	9,055,567
		91,551,931
Industrials 21.0%
Aerospace & Defense 0.8%
Ducommun, Inc.*	95,000	9,037,350
Building Products 1.6%
Builders FirstSource, Inc.*	80,000	8,231,200
Resideo Technologies, Inc.*	250,000	8,780,000
		17,011,200
Commercial Services & Supplies 3.8%
Pitney Bowes, Inc. (a)	1,400,000	14,798,000
The Brink's Co.	151,000	17,626,230
The GEO Group, Inc.*	547,086	8,819,026
		41,243,256
Construction & Engineering 1.1%
IES Holdings, Inc.*	30,000	11,670,600
Electrical Equipment 3.4%
Nextpower, Inc. "A"*	275,000	23,955,250
Powell Industries, Inc.	20,000	6,375,600
Thermon Group Holdings, Inc.*	175,512	6,522,026
		36,852,876
Machinery 2.9%
CECO Environmental Corp.*	200,000	11,970,000
Chart Industries, Inc.*	90,000	18,560,700
		30,530,700
Professional Services 4.1%
Alight, Inc. "A"	4,000,000	7,800,000
CBIZ, Inc.* (a)	200,000	10,090,000
Maximus, Inc.	135,000	11,653,200
Mistras Group, Inc.*	372,214	4,708,507
Science Applications International Corp. (a)	100,000	10,066,000
		44,317,707
Trading Companies & Distributors 3.3%
FTAI Aviation Ltd.	40,000	7,874,000
Rush Enterprises, Inc. "A"	350,000	18,879,000
Titan Machinery, Inc.*	550,000	8,272,000
		35,025,000
Information Technology 8.6%
Communications Equipment 0.5%
Calix, Inc.*	100,000	5,293,000
Electronic Equipment, Instruments & Components 0.5%
Ouster, Inc.*	120,000	2,596,800
Vishay Precision Group, Inc.*	69,415	2,672,477
		5,269,277

IT Services 2.8%
Applied Digital Corp.* (a)	110,000	2,697,200
Kyndryl Holdings, Inc.*	1,044,937	27,753,527
		30,450,727
Semiconductors & Semiconductor Equipment 0.6%
Kulicke & Soffa Industries, Inc.	110,000	5,011,600
NVE Corp.	25,000	1,483,250
		6,494,850
Software 4.2%
Adeia, Inc.	492,223	8,490,847
Agilysys, Inc.*	115,000	13,666,600
Box, Inc. "A"*	275,000	8,225,250
Clearwater Analytics Holdings, Inc. "A"*	250,000	6,030,000
Intapp, Inc.*	175,000	8,018,500
		44,431,197
Materials 0.4%
Chemicals 0.4%
Celanese Corp.	100,000	4,228,000
Real Estate 3.8%
Residential REITs 0.5%
Veris Residential, Inc.	343,847	5,116,443
Retail REITs 1.8%
Agree Realty Corp.	175,000	12,605,250
Phillips Edison & Co., Inc.	200,000	7,114,000
		19,719,250
Specialized REITs 1.5%
Farmland Partners, Inc.	900,000	8,721,000
Four Corners Property Trust, Inc.	315,000	7,263,900
		15,984,900
Utilities 4.5%
Electric Utilities 2.8%
IDACORP, Inc. (a)	100,000	12,656,000
Portland General Electric Co.	55,000	2,639,450
TXNM Energy, Inc.	250,000	14,720,000
		30,015,450
Gas Utilities 0.5%
MDU Resources Group, Inc.	300,000	5,856,000
Independent Power & Renewable Electricity Producers 0.6%
Hallador Energy Co.*	315,412	6,005,445
Water Utilities 0.6%
American States Water Co.	90,000	6,523,200
Total Common Stocks (Cost $766,004,784)		1,045,008,921

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e) (Cost $21,319,425)	21,319,425	21,319,425

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $28,683,222)	28,683,222	28,683,222

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $816,007,431)	102.0	1,095,011,568
Other Assets and Liabilities, Net	(2.0)	(21,024,924)
Net Assets	100.0	1,073,986,644
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e)
22,142,978	—	823,553 (f)	—	—	43,978	—	21,319,425	21,319,425
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 3.77% (d)
68,507,145	73,221,362	113,045,285	—	—	647,275	—	28,683,222	28,683,222
90,650,123	73,221,362	113,868,838	—	—	691,253	—	50,002,647	50,002,647

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $52,574,644, which is 4.9% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $33,014,953.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,045,008,921	$—	$—	$1,045,008,921
Other Investments	—	—	0	0
Short-Term Investments (a)	50,002,647	—	—	50,002,647
Total	$1,095,011,568	$—	$0	$1,095,011,568

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSCCF-PH1